RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the three months ended March 31, 2017 and 2016, the Company was engaged in the following transactions with related party:

		March 31,
Related Party	Transactions	2017	2016

Directors and Officers:
Nuno Brandolini (Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	$-	$150
	Total:	$-	$150

General Merrill McPeak (Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	$-	$250
	Total:	$-	$250

R. Glenn Dawson (Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	$-	$50
	Total:	$-	$50

Ronald D Ormand (Executive Chairman)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through the Bruin Trust(1)	$-	$1,150
	Total:	$-	$1,150

Abraham Mirman (Chief Executive Officer and Director)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through The Bralina Group, LLC(2)	$-	$1,000
	Total:	$-	$1,000

Brennan Short (Chief Operating Officer)	Consulting fees paid to MMZ Consulting, Inc which is owned by Mr. Short. Mr. Short is the sole member of the corporation.	$203	$-
	Total:	$203	$-

Kevin Nanke (former Chief Financial Officer)	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	$-	$100
	Purchased the DJ Basin properties from the Company through Nanke Energy, LLC	2,000	-
	Total:	$2,000	$100

(1)	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Ronald Ormand

(2)	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.

During the years ended December 31, 2016 and 2015, the Company has engaged in the following transactions with related party:

		December 31,
Related Party	Transactions	2016	2015
More than 5% Shareholder:		(In thousands)
T.R. Winston & Company LLC ("TRW")	Cash paid for Series B Preferred Stock offering fees	$500	$-
	Reinvest fee for 150 shares of Series B Preferred Stock and 68,182 warrants at exercise price of $2.50	150	-
	Cash paid for advisory fee on Convertible Notes	350	-
	Sublet office space in New York to Lilis Energy, Inc for rent of $10,000 per month	15	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	400	-
	Cashless net exercised warrants to purchase 80,000 shares of Common Stock at a reset exercise price of $0.10, resulting in the issuance of 75,820 shares.	-	-
	Total:	$1,415	$-

Steven B. Dunn and Laura Dunn Revocable Trust dated 10/28/10	Conversion of convertible debentures into common stock	$1,020	$1,017

Bryan Ezralow (EZ Colony Partners, LLC)	Conversion of convertible debentures into common stock	$1,540	$-
	Participated in the Series B Preferred offering	1,300	-
	Total:	$2,840	$-

Pierre Caland (Wallington Investment Holdings, Ltd.)	Conversion of convertible debentures into common stock	$2,090	$2,090
	Participated in the Series B Preferred offering	250	-
	Conversion of Series A Preferred stock into common stock	125	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	300	-

	Total:	$2,765	$2,090

Directors and Officers:
Nuno Brandolini (Director)	Conversion of Series A Preferred stock into common stock	$100	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	250	150
	Total:	$350	$150

General Merrill McPeak (Director)	Conversion of Series A Preferred stock into common stock	$250	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	250	250
	Total:	$500	$250

R. Glenn Dawson (Director)	Participated in the Series B Preferred offering	$125	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	50	50
	Total:	$175	$50

Ronald D Ormand (Executive Chairman)	Participated in the Series B Preferred offering through Perugia Investments LP (1)	$1,000	$-
	Conversion of convertible debentures into common stock through Perugia Investments LP	500	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through Brian Trust(2)	1,150	1,150
	Consulting fee paid to MLV & Co. LLC (“MLC”) which Mr. Ormand previously was the Managing Director and Head of the Energy Investment Banking Group at MLV	100	150
	Total:	$2,750	$1,300

Abraham Mirman (Chief Executive Officer and Director)	Participated in the Series B Preferred offering through Bralina Group, LLC(3)	$1,650	$-
	Conversion of Series A Preferred stock into common stock	250	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through Bralina Group, LLC	750	1,000
	Total:	$2,650	$1,000

Kevin Nanken (former Executive Vice President and Chief Financial Officer)	Participated in the Series B Preferred offering through KKN Holdings LLC(4)	$200	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through KKN Holdings LLC	100	-
	Total:	$300	$-

(1)	Mr. Ormand is the manager of Perugia Investments L.P. ("Perugia") and has sole voting and dispositive power over the securities held by Perugia
(2)	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Mr. Ormand
(3)	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.
(4)	Mr, Nanke is the natural person with sole voting and dispositive power over the securities held by KKN Holdings LLC.